SHARE CAPITAL AND RESERVES (Details 2)	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Statement [Line Items]
Share purchase warrants outstanding	5,000,000	11,000,000
Exercise Price 1
Statement [Line Items]
Share purchase warrants outstanding	16,000,000	16,000,000
Exercise price	$ 0.05	$ 0.05
Exercise Price 2
Statement [Line Items]
Share purchase warrants outstanding	(11,000,000)	(5,000,000)